Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of derivative fair value through profit or loss and designated as portfolio hedge

	2024
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified at fair value through profit or loss
Interest rate contracts – Futures	347,110	158	-
Foreign currency exchange rate contracts – Futures	701,367	61	1,990
Interest rate contracts – Swaps	308,176	19,808	78
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	483,493	4,772	16,169
Warrants	23,645	23,665	-
Call Options	27,000	27,000	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	164,752	-	510
Equity - Total Return Swap (TRS)	111,479	-	13,582
Total	2,167,022	75,464	32,329

	2023
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified at fair value through profit or loss
Interest rate contracts - Futures	758,536	6	4
Foreign currency exchange rate contracts – Futures	421,306	1,963	-
Interest rate contracts – Swaps	213,568	-	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	114,478	-	5,875
Warrants	10	20	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	188,748	1,050	-
Equity - Total Return Swap (TRS)	88,193	17,882	-

Designated as portfolio hedge
DI - Future	241,995	60	-
Total	2,026,834	20,981	28,173

Schedule of breakdown by maturity of the notional amounts

	2024
	Up to 3 months	3 to 12 months	Over 12 months	Total
Assets
Interest rate contracts – Futures	305,566	14,521	27,023	347,110
Foreign currency exchange rate contracts – Futures	866,119	-	-	866,119
Interest rate contracts – Swaps	-	-	105,576	105,576
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	381,493	37,000	-	418,493
Equity - Total Return Swap (TRS)	9,945	85,043	16,491	111,479
Warrants	-	-	23,645	23,645
Call Options	-	-	27,000	27,000
Total assets	1,563,123	136,564	199,735	1,899,422

Liabilities
Interest rate contracts – Swaps	202,600	-	-	202,600
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	65,000	-	-	65,000
Total liabilities	267,600	-	-	267,600

	2023
	Up to 3 months	3 to 12 months	Over 12 months	Total
Assets
Interest rate contracts – Futures	-	728,473	13,698	742,171
Foreign currency exchange rate contracts – Futures	610,054	-	-	610,054
Interest rate contracts – Swaps	-	-	10,968	10,968
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	-	20,000	-	20,000
Warrants	-	-	10	10
Total assets	610,054	748,473	24,676	1,383,203

Liabilities
Interest rate contracts – Futures	-	234	16,131	16,365
Interest rate contracts – Swaps	-	202,600	-	202,600
Equity - Total Return Swap (TRS)	9,388	78,805	-	88,193
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	-	94,478	-	94,478
DI - Future	123,446	108,808	9,741	241,995
Total liabilities	132,834	484,925	25,872	643,631

Schedule of breakdown by maturity of the fair value amounts

	2024
	Up to 12 months	Over 12 months	Total
Assets
Interest rate contracts – Swaps	17,010	2,798	19,808
Interest rate contracts – Futures	158	-	158
Foreign currency exchange rate contracts – Futures	61	-	61
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	4,772	-	4,772
Warrants	-	23,665	23,665
Call Options	-	27,000	27,000
Total assets	22,001	53,463	75,464

Liabilities
Equity - Total Return Swap (TRS)	13,020	562	13,582
Interest rate contracts – Swaps	78	-	78
Foreign currency exchange rate contracts - Futures	2,500	-	2,500
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	16,169	-	16,169
Total liabilities	31,767	562	32,329

	2023
	Up to 12 months	Over 12 months	Total
Assets
Equity - Total Return Swap (TRS)	17,882	-	17,882
Interest rate contracts – Futures	6	-	6
Foreign currency exchange rate contracts – Futures	3,013	-	3,013
DI - Future	60	-	60
Warrants	20	-	20
Total assets	20,981	-	20,981

Liabilities
Interest rate contracts – Futures	4	-	4
Interest rate contracts – Swaps	22,294	-	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	5,875	-	5,875
Total liabilities	28,173	-	28,173

Schedule of forecast and actual payment of expenses

	2024	2023	2022

Balance at beginning of the year	(8,254)	(2,610)	1,487
Fair value change recognized in OCI during the year	30,248	(29,945)	(20,924)
Total amount reclassified from cash flow hedge reserve to the statement of income during the year	3,132	20,685	14,012
to "Customer support and operation"	(1,718)	15,338	6,769
to "General and administrative expenses"	3,807	5,943	7,778
to "Other income (expenses)"	9,372	233	-
Effect of changes in exchange rates (OCI)	(8,329)	(829)	(535)
Deferred income taxes	(13,405)	3,616	2,815
Balance at end of the year	11,721	(8,254)	(2,610)

Schedule of material future transactions

	2024			2023
	Up to 3 months	3 to 12 months	Total	Total

Expected foreign currency transactions	58,418	134,610	193,028	187,456
Total	58,418	134,610	193,028	187,456

Schedule of corporate and social security taxes

	2024	2023	2022

Balance at beginning of the year	20,671	(4,876)	-
Fair value change recognized in OCI during the year	25,893	59,250	(8,871)
Total amount reclassified from cash flow hedge reserve to the statement of income during the year (note 10)	(35,535)	(33,703)	3,995
to "Customer support and operations"	(1,040)	(1,372)	-
to "General and administrative expenses"	(33,669)	(31,183)	3,995
to "Marketing expenses"	(826)	(1,148)	-
Balance at end of the year	11,029	20,671	(4,876)

Schedule of expected cash disbursement

	2024				2023
	Up to 1 year	1 to 3 years	Over 3 years	Total	Total
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	35,328	52,040	16,629	103,997	110,596
Total	35,328	52,040	16,629	103,997	110,596

Schedule of changes in fair value

	2023
	Hedge object	Fair value adjustment to the hedge object		Derivative hedge instrument
		Asset	Liability	Fair value variation
Interest rate risk
Interest rate contracts - Future - portfolio hedge - credit card	5,368	32	-	(16)
Interest rate contracts - Future - portfolio hedge - loan	164,733	698	-	(601)
Total	170,101	730	-	(617)